INVESTMENT PROPERTY OPERATING EXPENSES	12 Months Ended
Dec. 31, 2023
Investment Property Operating Expenses
INVESTMENT PROPERTY OPERATING EXPENSES

5. INVESTMENT PROPERTY OPERATING EXPENSES

Investment property operating expenses include the direct operating expenses of the property such as repair and maintenance, property management, property taxes, utilities, and other property related costs. Property operating expenses are mostly recovered through the rental recoveries charged to the tenants. The Group does not incur significant direct property operating costs from investment properties under development that did not generate rental income during the period.

Rental property operating expenses were as follows:

	Year ended December 31,
	2023	2022	2021

Repair and maintenance	$2,351,598	$1,661,900	$1,234,863
Property management	1,062,320	1,072,509	783,495
Real estate taxes	731,261	357,457	333,613
Adjustment for expected credit losses	(87,723)	1,470,990	1,062,133
Other property related expenses	1,085,494	844,583	673,261
Total	$5,142,950	$5,407,439	$4,087,365